SHORT-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS, NET
Schedule of Short-term Investments, net

	As of December 31,
	2020	2021
	RMB	RMB	US$

Wealth management products	250,000	—	—
Xiamen Trust	590,000	590,000	92,584
Yunnan Trust	550,000	542,170	85,078
Short-term investment, gross	1,390,000	1,132,170	177,662
Less: allowance for uncollectable trust investments	(1,140,000)	(1,132,170)	(177,662)
Short-term investment, net	250,000	—	—